SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	[1]	$ 100,924	$ 105,290	$ 97,857
Segments operating profit (loss)		6,065	6,547	6,046
Segments tangible and intangible assets		103,438	111,004	72,038
Depreciation, amortization and impairment expenses		3,959	4,767	4,049
Expenditures for assets		3,616	4,457	4,663
Cellocator [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)		1,000	3,849	3,065
Segments tangible and intangible assets		8,469	8,679	9,494
Depreciation, amortization and impairment expenses		338	349	291
Expenditures for assets		149	165	135
MRM Segment [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)		3,848	3,276	4,385
Segments tangible and intangible assets		24,836	26,385	30,075
Depreciation, amortization and impairment expenses		3,067	2,004	1,580
Expenditures for assets		1,647	2,553	1,260
RSA [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)		920	(498)	505
Segments tangible and intangible assets		21,855	22,530	27,069
Depreciation, amortization and impairment expenses		1,468	2,414	2,178
Expenditures for assets		1,820	1,739	3,268
Elimination [Member]
Segment Reporting Information [Line Items]
Segments operating profit (loss)		297	(80)	(1,909)
Segments tangible and intangible assets		1,803	4,406	5,400
Depreciation, amortization and impairment expenses		0	0	0
Expenditures for assets		0	0	0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		100,924	105,290	97,857
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Revenues		19,489	24,063	24,268
Operating Segments [Member] | MRM Segment [Member]
Segment Reporting Information [Line Items]
Revenues		47,938	50,202	46,309
Operating Segments [Member] | RSA [Member]
Segment Reporting Information [Line Items]
Revenues		40,498	39,085	35,681
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Revenues		$ (7,001)	$ (8,060)	$ (8,401)

[1]	Revenues are attributed to geographic areas based on the location of the end customers.